Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO Todd C. Davis ($)	Summary Compensation Table Total for PEO John L. Higgins ($)	Compensation Actually Paid to PEO Todd C. Davis ($)(1)	Compensation Actually Paid for PEO John L. Higgins ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(4)	Net Income (Loss) ($ thousands)	Revenue ($ thousands)
2024	12,914,980	—	21,709,965	—	6,578,393	6,211,312	150.81	118.20	(4,032)	167,133
2023	6,216,518	—	5,060,695	—	2,788,000	2,366,969	98.71	118.87	52,154	131,314
2022	5,195,169	16,764,990	4,977,510	12,243,958	3,852,731	2,922,612	92.32	113.65	(33,361)	196,245
2021	—	9,587,211	—	15,958,534	4,996,210	7,722,154	148.11	126.45	57,138	241,544
2020	—	5,842,767	—	6,788,815	2,846,812	3,246,826	95.36	126.42	(2,985)	163,562

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2024	Todd C. Davis	Matthew Korenberg, Tavo Espinoza, and Andrew Reardon
2023	Todd C. Davis	Matthew Korenberg, Tavo Espinoza, and Andrew Reardon
2022	Todd C. Davis, John L. Higgins	Matthew Korenberg, Tavo Espinoza, Andrew Reardon, Matthew W. Foehr, and Charles S. Berkman
2021	John L. Higgins	Matthew Korenberg, Matthew W. Foehr, and Charles S. Berkman
2020	John L. Higgins	Matthew Korenberg, Matthew W. Foehr, and Charles S. Berkman

Peer Group Issuers, Footnote	(4) The Peer Group TSR set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Nasdaq Biotechnology Index, respectively, assuming all dividends are reinvested. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote	Compensation actually paid to our current PEO, Todd C. Davis for the current fiscal year is presented in the following table:

Year	Summary Compensation Table Total for Todd C. Davis ($)	Exclusion of Stock Awards and Option Awards for Todd C. Davis ($)	Inclusion of Equity Values for Todd C. Davis ($)	Compensation Actually Paid to Todd C. Davis ($)
2024	12,914,980	(11,572,186)	20,367,171	21,709,965
ompensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table, as adjusted as follows:

		Adjustments(1)
	Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Total - Inclusion of Equity Value ($)
Todd C. Davis	2024	13,278,883	5,249,067	1,326,953	512,268	—	20,367,171
Non-PEO NEOs	2024	1,968,111	1,528,763	1,113,519	1,232,247	(322,301)	5,520,339
(1)     Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end dates or, in the case of vesting dates, the closing price per share on the applicable vesting dates; (ii) for stock options, a Black-Scholes value as of the applicable year-end or vesting dates, determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award in the case of underwater stock options and, in the case of in the money options, an expected life equal to the original ratio of expected life relative to the ten year contractual life times the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend yield based on our dividend yield methodology used for valuing stock options generally; and (iii) for PSUs, calculated by a Monte Carlo simulation model as of the applicable revaluation dates, which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objective established for the award, including the expected volatility of our stock price relative to the applicable comparative index and a risk-free interest rate. For additional information about the assumptions used to value our stock and option awards, please see Note 11 of the Notes to Consolidated Financial Statements included in our Annual Report on Form 10-K for the year ended December 31, 2024, filed with the SEC on February 28, 2025, and our Annual Report on Form 10-K for prior years.

Non-PEO NEO Average Total Compensation Amount	$ 6,578,393	$ 2,788,000	$ 3,852,731	$ 4,996,210	$ 2,846,812
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,211,312	2,366,969	2,922,612	7,722,154	3,246,826
Adjustment to Non-PEO NEO Compensation Footnote	Average compensation actually paid to our non-PEO NEOs for the current fiscal year is presented in the following table:

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
2024	6,578,393	(5,887,420)	5,520,339	6,211,312
ompensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table, as adjusted as follows:

		Adjustments(1)
	Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Total - Inclusion of Equity Value ($)
Todd C. Davis	2024	13,278,883	5,249,067	1,326,953	512,268	—	20,367,171
Non-PEO NEOs	2024	1,968,111	1,528,763	1,113,519	1,232,247	(322,301)	5,520,339
(1)     Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end dates or, in the case of vesting dates, the closing price per share on the applicable vesting dates; (ii) for stock options, a Black-Scholes value as of the applicable year-end or vesting dates, determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award in the case of underwater stock options and, in the case of in the money options, an expected life equal to the original ratio of expected life relative to the ten year contractual life times the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend yield based on our dividend yield methodology used for valuing stock options generally; and (iii) for PSUs, calculated by a Monte Carlo simulation model as of the applicable revaluation dates, which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objective established for the award, including the expected volatility of our stock price relative to the applicable comparative index and a risk-free interest rate. For additional information about the assumptions used to value our stock and option awards, please see Note 11 of the Notes to Consolidated Financial Statements included in our Annual Report on Form 10-K for the year ended December 31, 2024, filed with the SEC on February 28, 2025, and our Annual Report on Form 10-K for prior years.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Revenue •Adjusted EBITDA •Total Shareholder Return
Total Shareholder Return Amount	$ 150.81	98.71	92.32	148.11	95.36
Peer Group Total Shareholder Return Amount	118.20	118.87	113.65	126.45	126.42
Net Income (Loss)	$ (4,032,000)	$ 52,154,000	$ (33,361,000)	$ 57,138,000	$ (2,985,000)
Company Selected Measure Amount	167,133,000	131,314,000	196,245,000	241,544,000	163,562,000
PEO Name	Todd C. Davis	Todd C. Davis	John L. Higgins	John L. Higgins
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
Todd C. Davis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 12,914,980	$ 6,216,518	$ 5,195,169	$ 0	$ 0
PEO Actually Paid Compensation Amount	21,709,965	$ 5,060,695	4,977,510	0	0
PEO Name		Todd C. Davis
Todd C. Davis [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 20,367,171
Todd C. Davis [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		13,278,883
Todd C. Davis [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,249,067
Todd C. Davis [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,326,953
Todd C. Davis [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		512,268
Todd C. Davis [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
John L. Higgins [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	16,764,990	9,587,211	5,842,767
PEO Actually Paid Compensation Amount	0	$ 0	$ 12,243,958	$ 15,958,534	$ 6,788,815
PEO Name		John L. Higgins
PEO | Todd C. Davis [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,572,186)
PEO | Todd C. Davis [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,367,171
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,887,420)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,520,339	$ 5,520,339
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,968,111
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,528,763
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,113,519
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,232,247
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (322,301)